Equity instruments - Changes in Available-for-sale instruments (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Beginning balance	$ 154,644
Valuation adjustments	1,932	$ (3,505)	$ (196)
Amounts reclassified to consolidated income statement	(9)	(120)	161
Balance at year-end	165,742	154,644
Equity instruments.
Financial instruments
Beginning balance	326	348	311
Net additions/(disposals)	472	30	41
Valuation adjustments	(3)	(52)	(4)
Balance at year-end	$ 795	$ 326	$ 348